united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 6/30/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
Principal		Fair Value
	BONDS - 9.0%
	INSURANCE - 0.8%
$400,000	MetLife, Inc., 5.875%, 3/15/2028, Quarterly US LIBOR + 2.96% ****	$407,240

	OIL & GAS - 0.9%
575,000	Petrobras Global Finance BV, 6.850%, 6/5/2115	485,300

	RETAIL - 6.1%
500,000	Gamestop Corp., 6.750%, 3/15/2021 ^	508,750
2,500,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022	2,581,250
		3,090,000
	TELECOMMUNICATIONS - 1.2%
260,000	Frontier Communications Corp., 6.875%, 1/15/2025	168,675
500,000	Frontier Communications Corp., 10.500%, 9/15/2022	456,250
		624,925

	TOTAL BONDS (Cost $4,385,264)	4,607,465

	MUNICIPAL BONDS - 1.8%
	PUERTO RICO - 1.8%
65,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.000%, 7/1/2019	54,600
50,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.900%, 7/1/2020	40,625
50,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.000%, 7/1/2022	42,000
25,000	Puerto Rico Electric Power Authority, 5.000%, 7/1/2026	22,774
485,000	Puerto Rico Highway & Transportation Authority, 0.000%, 7/1/2027	286,082
575,000	University of Puerto Rico, 5.000%, 6/1/2021	445,625
	TOTAL MUNICIPAL BONDS (Cost $834,193)	891,706

Shares
	CLOSED-END FUNDS - 8.7%
20,000	Aberdeen Asia-Pacific Income Fund, Inc.	86,400
10,000	Aberdeen Income Credit Strategies Fund	138,100
32,134	Ares Dynamic Credit Allocation Fund, Inc.	517,036
20,000	Barings Global Short Duration High Yield Fund	375,600
7,481	BlackRock Core Bond Trust	95,458
20,000	Eaton Vance Limited Duration Income Fund	251,600
40,000	Eaton Vance Senior Income Trust	255,200
27,463	First Trust High Income Long/Short Fund	404,530
30,000	Invesco Dynamic Credit Opportunities Fund	348,600
40,000	Invesco Senior Income Trust	171,200
37,125	Nuveen Real Asset Income and Growth Fund	599,940
30,000	Nuveen Short Duration Credit Opportunities Fund	510,000
20,000	PGIM Global Short Duration High Yield Fund, Inc.	273,200
30,000	PGIM Short Duration High Yield Fund, Inc.	420,000
	TOTAL CLOSED-END FUNDS (Cost $4,629,699)	4,446,864

	COMMON STOCKS - 46.4%
	APPAREL - 6.4%
142,500	Under Armour, Inc. * (a)	3,003,900
10,000	Under Armour, Inc. - Cl. A *	224,800
		3,228,700
	AUTO MANUFACTURERS - 4.9%
190,400	Ford Motor Co. (a)	2,107,728
20,000	Tata Motors Ltd - ADR *	391,000
		2,498,728
	BANKS - 3.5%
40,000	Barclays PLC - ADR	401,200
6,900	Capital One Financial Corp. (a)(d)	634,110
52,300	ING Groep NV - ADR (e)	748,936
		1,784,246
	BUILDING MATERIALS - 3.9%
305,136	Cemex SAB de CV - ADR *	2,001,692

	COMMERCIAL SERVICES - 0.4%
5,000	Macquarie Infrastructure Corp.	211,000

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Shares		Fair Value
	DISTRIBUTION/WHOLESALE - 0.3%
5,000	Triton International Ltd.	$153,300

	DIVERSIFIED FINANCIAL SERVICES - 0.1%
1,200	PJT Partners, Inc.	64,068

	ELECTRIC - 0.6%
6,700	Southern Co. (e)	310,277

	ENGINEERING & CONSTRUCTION - 1.9%
20,000	Fluor Corp. (d)	975,600

	HEALTHCARE-SERVICES - 2.0%
15,000	DaVita, Inc. * (e)	1,041,600

	HOME BUILDERS - 0.0%
700	PulteGroup, Inc.	20,125

	HOUSEWARES - 1.0%
20,000	Newell Brands, Inc. (e)	515,800

	INTERNET - 3.1%
13,100	Expedia Group, Inc. (a)(e)	1,574,489

	INVESTMENT COMPANIES - 2.9%
50,000	Apollo Investment Corp.	278,500
58,818	Ares Capital Corp. (a)	967,556
30,000	Prospect Capital Corp. (b)	201,300
		1,447,356
	LEISURE TIME - 2.2%
9,100	Polaris Industries, Inc. (d)	1,111,838

	MISCELLANEOUS MANUFACTURER - 1.4%
50,000	General Electric Co. (a)	680,500

	OIL & GAS - 1.3%
500,000	Obsidian Energy Ltd. *	565,000
32,681	Whiting USA Trust II - Trust Unit	91,507
		656,507
	PHARMACEUTICALS - 1.5%
10,000	GlaxoSmithKline PLC	403,100
20,000	Mallinckrodt PLC *	373,200
		776,300
	REAL ESTATE - 0.1%
636	RMR Group, Inc.	49,894

	RETAIL - 7.0%
1,000	AutoZone, Inc. *(e)	670,930
20,000	Bed Bath & Beyond, Inc.	398,500
2,000	Chipotle Mexican Grill, Inc. *(a)	862,740
60,000	GameStop Corp. (b)	874,200
10,000	Tractor Supply Co. (d)	764,900
		3,571,270
	SOFTWARE - 0.1%
2,500	First Data Corp. *	52,325

	TELECOMMUNICATIONS - 1.8%
8,300	America Movil SAB de CV - ADR (e)	138,278
37,332	Frontier Communications Corp.	200,099
10,000	Millicom International Cellular SA	587,500
		925,877

	TOTAL COMMON STOCKS (Cost $30,008,053)	23,651,492

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 14.8%
40,000	AGNC Investment Corp. (a)	$743,600
25,750	Annaly Capital Management, Inc. (a)	264,968
29,378	Ares Commercial Real Estate Corp.	405,710
30,000	CYS Investments, Inc.	225,000
74,000	Government Properties Income Trust (e)	1,172,900
8,168	Granite Point Mortgage Trust, Inc.	149,883
10,000	Iron Mountain, Inc.	350,100
20,000	Medical Properties Trust, Inc.	280,800
35,267	Sabra Health Care REIT, Inc. (a)(e)	766,352
43,096	Two Harbors Investment Corp.	680,917
10,000	Ventas, Inc. (e)	569,500
71,199	VEREIT, Inc.	529,721
169,400	Washington Prime Group, Inc.	1,373,834
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $8,837,599)	7,513,285

	LIMITED PARTNERSHIPS - 10.6%
	PIPELINES - 6.9%
70,000	Energy Transfer Equity LP	1,207,500
51,846	Energy Transfer Partners LP (a)	987,148
30,000	Enterprise Products Partners LP (a)	830,100
12,200	Williams Partners LP (e)	495,198
		3,519,946
	PRIVATE EQUITY - 3.2%
50,000	Blackstone Group LP (a)	1,608,500

	REAL ESTATE - 0.5%
15,000	Brookfield Property Partners LP (b)	285,300

	TOTAL LIMITED PARTNERSHIPS (Cost $6,395,847)	5,413,746

	PREFERRED STOCK - 8.5%
	BANKS - 1.4%
17,300	Popular Capital Trust II, 6.125%, 12/1/2034	401,360
12,000	Webster Financial Corp., 5.250%, Perpetual	294,000
		695,360
	CLOSED-ENDED FUNDS - 0.3%
3,236	Gabelli Equity Trust, Inc., 5.000%, Perpetual	77,923
2,340	Gabelli Equity Trust, Inc., 5.000%, Perpetual	57,728
		135,651
	ELECTRIC - 1.1%
3,800	Pacific Gas & Electric Co., 4.360%, Perpetual	73,179
2,350	Pacific Gas & Electric Co., 4.500%, Perpetual	45,328
2,000	Pacific Gas & Electric Co., 4.800%, Perpetual	40,100
5,000	Pacific Gas & Electric Co., 5.000%, Perpetual	104,400
11,000	Pacific Gas & Electric Co., 5.000%, Perpetual	227,277
3,000	Pacific Gas & Electric Co., 5.500%, Perpetual	69,450
		559,734
	PIPELINES - 0.7%
15,000	NuStar Energy LP, 9.000%, Perpetual, Quarterly US LIBOR + 6.880%****	362,100

	PRIVATE EQUITY - 0.1%
2,000	Apollo Global Management LLC, 6.375%, Perpetual	49,700

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.2%
30,000	Annaly Capital Management, Inc., 7.500%, Perpetual	756,300
15,000	ARMOUR Residential REIT, Inc., 7.875%, Perpetual	373,050
1,262	Ashford Hospitality Trust, Inc., 8.450%, Perpetual	32,194
8,035	Colony Capital, Inc., 8.250%, Perpetual	204,089
16,350	CYS Investments, Inc., 7.750%, Perpetual	404,336
15,000	Invesco Mortgage Capital, Inc., 7.75%, Perpetual	374,250
		2,144,219

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Shares				Fair Value
	TRANSPORTATION - 0.7%
15,000	Seaspan Corp., 8.250%, Perpetual			$386,400

	TOTAL PREFERRED STOCK (Cost $4,148,091)			4,333,164

	SHORT-TERM INVESTMENTS - 4.0%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.2%
1,127,015	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 1.77% **(c)			1,127,015

	MONEY MARKET FUND - 1.8%
928,699	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 1.77% **(a)			928,699

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,055,714)			2,055,714

	TOTAL INVESTMENTS IN LONG SECURITIES - 103.8% (Cost $61,294,460) (f)			$52,913,436
	TOTAL CALL OPTIONS WRITTEN - (0.3) % (Premiums Received $241,984) (f)			(165,905)
	TOTAL PUT OPTIONS WRITTEN - (1.5) % (Premiums Received $932,046) (f)			(755,556)
	TOTAL SECURITIES SOLD SHORT - (2.5) % (Proceeds $1,752,277) (f)			(1,293,600)
	OTHER ASSETS IN EXCESS LIABILITES - 0.5%			250,397
	TOTAL NET ASSETS - 100.0%			$50,948,772

Contracts***		Counterparty	Notional Value at June 30, 2018	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.3) % *
69	Capital One Financial Corp.
	Expiration September 2018, Exercise Price $95.00	Interactive Brokers	$655,500	$20,010
200	Fluor Corp.
	Expiration July 2018, Exercise Price $60.00	Interactive Brokers	1,200,000	500
100	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration July 2018, Exercise Price $32.00	Interactive Brokers	320,000	52,300
50	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration July 2018, Exercise Price $37.00	Interactive Brokers	185,000	13,200
50	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration July 2018, Exercise Price $47.00	Interactive Brokers	235,000	4,400
100	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration August 2018, Exercise Price $40.00	Interactive Brokers	400,000	34,000
40	Polaris Industries, Inc.
	Expiration July 2018, Exercise Price $135.00	Interactive Brokers	540,000	1,120
50	Polaris Industries, Inc.
	Expiration September 2018, Exercise Price $135.00	Interactive Brokers	675,000	13,375
100	Tractor Supply Co.
	Expiration July 2018, Exercise Price $75.00	Interactive Brokers	750,000	27,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $241,984)			$165,905

	SCHEDULE OF PUT OPTIONS WRITTEN - (1.5) % *
100	Ally Financial, Inc.
	Expiration September 2018, Exercise Price $26.00	Interactive Brokers	$260,000	$12,000
100	Altaba, Inc.
	Expiration July 2018, Exercise Price $75.00	Interactive Brokers	750,000	33,500
50	Altaba, Inc.
	Expiration August 2018, Exercise Price $77.50	Interactive Brokers	387,500	31,350
100	America Movil
	Expiration July 2018, Exercise Price $15.00	Interactive Brokers	150,000	750
100	America Movil
	Expiration August 2018, Exercise Price $17.00	Interactive Brokers	170,000	8,750
50	American International Group
	Expiration July 2018, Exercise Price $52.50	Interactive Brokers	262,500	2,900
50	American International Group
	Expiration August 2018, Exercise Price $52.50	Interactive Brokers	262,500	6,150
10	Autozone, Inc.
	Expiration September 2018, Exercise Price $640.00	Interactive Brokers	640,000	20,150
10	Becton Dickinson and Co.
	Expiration September 2018, Exercise Price $220.00	Interactive Brokers	220,000	3,025
20	Biogen, Inc.
	Expiration July 2018, Exercise Price $275.00	Interactive Brokers	550,000	4,400
250	Brookfield Property Partners
	Expiration September 2018, Exercise Price $20.00	Interactive Brokers	500,000	73,750
50	Capital One Financial Corp.
	Expiration September 2018, Exercise Price $90.00	Interactive Brokers	450,000	14,550
50	Citigroup, Inc.
	Expiration September 2018, Exercise Price $70.00	Interactive Brokers	350,000	23,750

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Contracts***		Counterparty	Notional Value at June 30, 2018	Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (1.5) % * (Cont.)
600	Cemex SAB de CV
	Expiration July 2018, Exercise Price $6.00	Interactive Brokers	$360,000	$3,000
600	Cemex SAB de CV
	Expiration July 2018, Exercise Price $7.00	Interactive Brokers	420,000	28,800
100	Coca-Cola Co.
	Expiration August 2018, Exercise Price $44.00	Interactive Brokers	440,000	9,500
100	Coca-Cola Co.
	Expiration September 2018, Exercise Price $46.00	Interactive Brokers	460,000	26,200
25	CVS Health Corp.
	Expiration August 2018, Exercise Price $60.00	Interactive Brokers	150,000	3,275
100	CVS Health Corp.
	Expiration August 2018, Exercise Price $70.00	Interactive Brokers	700,000	62,500
50	CVS Health Corp.
	Expiration August 2018, Exercise Price $75.00	Interactive Brokers	375,000	55,250
50	Davita, Inc.
	Expiration July 2018, Exercise Price $62.50	Interactive Brokers	312,500	875
50	Expedia Group, Inc.
	Expiration July 2018, Exercise Price $115.00	Interactive Brokers	575,000	4,500
50	Expedia Group, Inc.
	Expiration July 2018, Exercise Price $125.00	Interactive Brokers	625,000	28,000
127	ING Groep NV
	Expiration July 2018, Exercise Price $16.00	Interactive Brokers	203,200	21,590
125	ING Groep NV
	Expiration July 2018, Exercise Price $17.00	Interactive Brokers	212,500	33,438
100	ING Groep NV
	Expiration October 2018, Exercise Price $14.00	Interactive Brokers	140,000	6,000
100	Iron Mountain, Inc.
	Expiration July 2018, Exercise Price $35.00	Interactive Brokers	350,000	6,000
500	Kinder Morgan, Inc.
	Expiration September 2018, Exercise Price $17.00	Interactive Brokers	850,000	23,000
100	Lowe's Co's, Inc.
	Expiration July 2018, Exercise Price $85.00	Interactive Brokers	850,000	1,700
25	Manpowergroup, Inc.
	Expiration September 2018, Exercise Price $90.00	Interactive Brokers	225,000	14,750
50	Medtronic PLC
	Expiration August 2018, Exercise Price $85.00	Interactive Brokers	425,000	9,800
50	Medtronic PLC
	Expiration September 2018, Exercise Price $85.00	Interactive Brokers	425,000	12,050
100	Newell Brands, Inc.
	Expiration September 2018, Exercise Price $25.00	Interactive Brokers	250,000	12,000
100	Newell Brands, Inc.
	Expiration September 2018, Exercise Price $27.00	Interactive Brokers	270,000	23,750
50	Pepsico, Inc.
	Expiration July 2018, Exercise Price $97.50	Interactive Brokers	487,500	500
100	PG&E Corp.
	Expiration July 2018, Exercise Price $42.50	Interactive Brokers	425,000	24,000
100	Sabra Health Care REIT, Inc.
	Expiration July 2018, Exercise Price $17.50	Interactive Brokers	175,000	500
50	Southern Co.
	Expiration August 2018, Exercise Price $46.00	Interactive Brokers	230,000	5,250
35	Southern Co.
	Expiration November 2018, Exercise Price $44.00	Interactive Brokers	154,000	3,903
50	Southwest Airlines Co.
	Expiration September 2018, Exercise Price $55.00	Interactive Brokers	275,000	26,000
50	Stericycle, Inc.
	Expiration August 2018, Exercise Price $55.00	Interactive Brokers	275,000	2,000
50	Stericycle, Inc.
	Expiration August 2018, Exercise Price $65.00	Interactive Brokers	325,000	14,250
50	St Joe Co.
	Expiration September 2018, Exercise Price $17.00	Interactive Brokers	85,000	2,000
40	United Technologies Corp.
	Expiration September 2018, Exercise Price $125.00	Interactive Brokers	500,000	17,400
100	Ventas, Inc.
	Expiration August 2018, Exercise Price $52.50	Interactive Brokers	525,000	4,000
25	Walmart, Inc.
	Expiration September 2018, Exercise Price $82.50	Interactive Brokers	206,250	4,650
50	Walmart, Inc.
	Expiration September 2018, Exercise Price $85.00	Interactive Brokers	425,000	14,100
100	Williams Partners LP
	Expiration September 2018, Exercise Price $40.00	Interactive Brokers	400,000	16,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $932,046)			$755,556

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Shares		Fair Value
	SECURITIES SOLD SHORT - (2.5) % *
16,000	iPATH S&P 500 VIX Short-Term Futures ETN	$592,000
10,000	Marathon Petroleum Corp.	701,600
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,752,277)	$1,293,600

	ADR - American Depositary Receipt
	ETN - Exchange-Traded Note
	LP - Limited Partnership
	PLC - Public Limited Company
	REIT - Real Estate Investment Trust
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.00% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
	* Non-Income producing security.
** Interest rate reflects seven-day effective yield on June 30, 2018.
	*** One contract is equivalent to 100 shares of common stock.
	**** Variable Rate as of June 30, 2018.
	(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is out on loan at June 30, 2018. Total loaned securities had a market value of $1,086,015 at June 30, 2018.
(c) All or a portion of the security is segregated as collateral for securities on loan at June 30, 2018. Total collateral had a market value of $1,127,015 at June 30, 2018.
	(d) Subject to call options written.
	(e) Subject to put options written.
(f) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $57,487,848, Inc.luding options written and securities sold short, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$3,066,340
	Unrealized depreciation	(9,855,813)
	Net unrealized depreciation	$(6,789,473)

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
Principal		Fair Value
	BONDS - 10.8%
	RETAIL - 10.0%
$200,000	GameStop Corp., 6.750%, 3/15/2021 ^	$203,500
925,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022	955,063
		1,158,563
	TELECOMMUNICATIONS - 0.8%
100,000	Frontier Communications Corp., 10.500%, 9/15/2022	91,250

	TOTAL BONDS (Cost $1,110,926)	1,249,813

	MUNICIPAL BONDS - 1.1%
	PUERTO RICO - 1.1%
170,000	University of Puerto Rico, 5.000%, 6/1/2021	131,750
	TOTAL MUNICIPAL BONDS (Cost $118,401)	131,750
Shares
	COMMON STOCKS - 33.6%
	AGRICULTURE - 1.5%
5,000	Andersons, Inc.	171,000

	COMMERCIAL SERVICES - 2.1%
3,000	Nutrisystem, Inc. (e)	115,500
8,000	Textainer Group Holdings Ltd. *(e)	127,200
		242,700
	COSMETICS/PERSONAL CARE - 0.2%
14,500	Veru, Inc. *	29,290

	DISTRIBUTION/WHOLESALE - 1.3%
5,000	Triton International Ltd. (a)(e)	153,300

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
5,000	Ares Management LP	103,500

	ENERGY-ALTERNATE SOURCES - 0.9%
7,000	FutureFuel Corp.	98,070

	ENVIRONMENTAL CONTROL - 0.7%
5,000	Covanta Holding Corp. (d)	82,500

	HOUSEWARES - 1.8%
5,000	Tupperware Brands Corp. (e)	206,200

	INSURANCE - 1.0%
15,000	Maiden Holdings Ltd.	116,250

	INVESTMENT COMPANIES - 3.0%
10,000	Apollo Investment Corp.	55,700
9,660	Ares Capital Corp.	158,907
20,000	Prospect Capital Corp. (b)	134,200
		348,807
	IRON/STEEL - 0.7%
10,000	Cliffs Natural Resources, Inc. *	84,300

	MEDIA - 0.8%
17,000	Salem Media Group, Inc.	87,550

	METAL FABRICATE/HARDWARE - 0.8%
9,093	Ampco-Pittsburgh Corp. *	93,203

	MINING - 3.4%
6,000	Compass Minerals International, Inc. (a)(d)	394,500

	OIL & GAS - 1.8%
4,450	CVR Energy, Inc. (d)	164,606
3,200	Ensco PLC	23,232
20,000	Obsidian Energy Ltd. *	22,600
		210,438
	OIL & GAS SERVICES - 0.6%
7,299	Gulf Island Fabrication, Inc.	65,691

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Shares		Fair Value
	REAL ESTATE - 1.2%
29,900	Xinyuan Real Estate Co. Ltd. - ADR (b)(e)	$133,055

	RETAIL - 8.9%
5,000	Buckle, Inc. (b)(d)	134,500
6,500	Cheesecake Factory, Inc. (a)(d)	357,890
20,000	Chico's FAS, Inc.	162,800
100	Cracker Barrel Old Country Store, Inc.	15,621
24,180	Destination Maternity Corp. *	140,728
10,000	GameStop Corp. (b)	145,700
25,000	Office Depot, Inc. (e)	63,750
		1,020,989
	TRANSPORTATION - 2.0%
10,000	Ardmore Shipping Corp. *	82,000
1,300	Matson, Inc.	49,894
10,000	Seaspan Corp. (b)	101,800
		233,694

	TOTAL COMMON STOCKS (Cost $4,866,979)	3,875,037

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 23.6%
25,000	Ares Commercial Real Estate Corp. (a)	345,250
3,125	ARMOUR Residential REIT, Inc.	71,281
12,500	CoreCivic, Inc. (e)	298,625
20,000	CYS Investments, Inc. (a)	150,000
10,000	Farmland Partners, Inc. (b)	88,000
15,000	Government Properties Income Trust (a)	237,750
5,000	Granite Point Mortgage Trust, Inc.	91,750
7,000	Invesco Mortgage Capital, Inc.	111,300
15,000	MTGE Investment Corp. (a)	294,000
400	One Liberty Properties, Inc. (e)	10,564
9000	Piedmont Office Realty Trust Inc	179370
5,615	Sabra Health Care REIT, Inc. (e)	122,014
15,000	Two Harbors Investment Corp. (a)	237,000
60,000	Washington Prime Group, Inc. (a)	486,600
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,977,564)	2,723,504

	LIMITED PARTNERSHIPS - 7.6%
	INVESTMENT COMPANIES - 1.5%
10,000	Compass Diversified Holdings (a)(d)	173,000

	MINING - 0.3%
4,000	Emerge Energy Services LP *	28,520

	OIL & GAS - 0.7%
3,500	CVR Refining LP	78,225

	OIL & GAS SERVICES - 0.7%
15,000	CSI Compressco LP	83,700

	PIPELINES - 2.1%
5,000	Boardwalk Pipeline Partners LP	58,100
5,000	Holly Energy Partners LP	141,300
2,000	NuStar Energy LP	45,300
		244,700
	REAL ESTATE - 0.8%
5,000	Brookfield Property Partners LP (e)	95,100

	TRANSPORTATION - 1.5%
12,500	Martin Midstream Partners LP	172,500

	TOTAL LIMITED PARTNERSHIPS (Cost $1,604,893)	875,745

	PREFERRED STOCK - 19.1%
	BANKS - 1.7%
8,000	Webster Financial Corp., 5.250%, Perpetual	196,000

	INSURANCE - 3.8%
10,000	Maiden Holdings Ltd, 6.700%, Perpetual	198,600
10,000	Maiden Holdings Ltd, 8.250%, Perpetual	237,900
		436,500

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Shares				Fair Value
	INVESTMENT COMPANIES - 1.1%
5,000	Prospect Capital Corp., 6.250%, 6/15/2024			$126,700

	PIPELINES - 1.8%
10,000	NuStar Energy LP, 7.625%, Perpetual, Quarterly US LIBOR + 5.64% ****			205,900

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.6%
10,000	ARMOUR Residential REIT, Inc., 7.875%, Perpetual			248,700
5,000	CYS Investments, Inc., 7.500%, Perpetual			121,750
5,000	CYS Investments, Inc., 7.750%, Perpetual			123,650
5,000	Invesco Mortgage Capital, Inc., 7.750%, Perpetual			124,750
5,000	Pennsylvania Real Estate Investment Trust, 7.200%, Perpetual			113,900
3,573	Pennsylvania Real Estate Investment Trust, 7.375%, Perpetual			83,787
80	Washington Prime Group, Inc., 6.875%, Perpetual			1,710
2,500	Washington Prime Group, Inc., 7.500%, Perpetual			59,125
				877,372
	TRANSPORTATION - 3.1%
4,000	Costamare, Inc., 8.875%, Perpetual			102,280
5,000	Seaspan Corp., 7.950%, Perpetual			126,300
5,000	Seaspan Corp., 8.250%, Perpetual			128,800
				357,380
	TOTAL PREFERRED STOCK (Cost $2,047,811)			2,199,852

Contracts***		Counterparty	Notional Value at June 30, 2018
	SCHEDULE OF PUT OPTIONS PURCHASED - 0.1% *
25	Tupperware Brands Corp.
	Expiration October 2018, Exercise Price $40.00	Interactive Brokers	$100,000	6,500
	TOTAL PUT OPTIONS PURCHASED (Cost $5,123)			6,500

Shares				Fair Value
	EXCHANGE TRADED FUND - 0.7%
	EQUITY FUND - 0.7%
300	SPDR S&P 500 ETF Trust			81,384
	TOTAL EXCHANGE TRADED FUND (Cost $81,296)			81,384

	SHORT-TERM INVESTMENTS - 6.2%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 6.2%
711,793	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 1.77% **(c)			711,793
	TOTAL SHORT-TERM INVESTMENTS (Cost $711,793)			711,793

	TOTAL INVESTMENTS IN LONG SECURITIES - 102.8% (Cost $13,524,786)			$11,855,378
	TOTAL CALL OPTIONS WRITTEN - (0.7) % (Premiums Received $87,771)			(78,420)
	TOTAL PUT OPTIONS WRITTEN - (0.4) % (Premiums Received $73,445)			(46,726)
	TOTAL SECURITIES SOLD SHORT - (2.3) % (Proceeds $354,304)			(266,384)
	OTHER ASSETS IN EXCESS LIABILITES - 0.6%			63,973
	TOTAL NET ASSETS - 100.0%			$11,527,820

Contracts***		Counterparty	Notional Value at June 30, 2018	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.7) % *
50	Buckle, Inc.
	Expiration September 2018, Exercise Price $27.50	Interactive Brokers	$137,500	$8,500
40	Cheesecake Factory, Inc.
	Expiration July 2018, Exercise Price $55.00	Interactive Brokers	220,000	7,600
50	Compass Diversified Holdings
	Expiration August 2018, Exercise Price $17.50	Interactive Brokers	87,500	1,000
40	Compass Minerals International
	Expiration September 2018, Exercise Price $70.00	Interactive Brokers	280,000	5,000
50	Covanta Holding Corp.
	Expiration September 2018, Exercise Price $17.50	Interactive Brokers	87,500	1,750
40	CVR Energy, Inc.
	Expiration September 2018, Exercise Price $45.00	Interactive Brokers	180,000	1,200
50	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration July 2018, Exercise Price $32.00	Interactive Brokers	160,000	26,150
25	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration July 2018, Exercise Price $35.00	Interactive Brokers	87,500	8,900
50	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration August 2018, Exercise Price $40.00	Interactive Brokers	200,000	17,000
15	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration July 2018, Exercise Price $47.00	Interactive Brokers	70,500	1,320
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $87,771)			$78,420

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Contracts***		Counterparty	Notional Value at June 30, 2018		Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (0.4) % *
100	Brookdale Senior Living, Inc.
	Expiration July 2018, Exercise Price $8.00	Interactive Brokers	$80,000		$500
50	Brookfield Property Partners
	Expiration September 2018, Exercise Price $17.50	Interactive Brokers	87,500		4,500
50	CoreCivic, Inc.
	Expiration September 2018, Exercise Price $21.00	Interactive Brokers	105,000		2,000
30	Hawaiian Electic Industries
	Expiration September 2018, Exercise Price $35.00	Interactive Brokers	105,000		4,275
30	Nutrisystem, Inc.
	Expiration September 2018, Exercise Price $30.00	Interactive Brokers	90,000		3,075
250	Office Depot, Inc.
	Expiration July 2018, Exercise Price $2.50	Interactive Brokers	62,500		2,250
25	One Liberty Properties
	Expiration August 2018, Exercise Price $25.00	Interactive Brokers	62,500		1,313
40	Sabra Health Care REIT, Inc.
	Expiration July 2018, Exercise Price $17.50	Interactive Brokers	70,000		200
25	Sturm Ruger & Co., Inc.
	Expiration July 2018, Exercise Price $50.00	Interactive Brokers	125,000		688
100	Textainer Group Holdings Ltd.
	Expiration August 2018, Exercise Price $15.00	Interactive Brokers	150,000		10,000
50	Triton International Ltd.
	Expiration July 2018, Exercise Price $25.00	Interactive Brokers	125,000		500
25	Triton International Ltd.
	Expiration July 2018, Exercise Price $30.00	Interactive Brokers	75,000		1,925
25	Tupperware Brands Corp.
	Expiration July 2018, Exercise Price $45.00	Interactive Brokers	112,500		10,000
100	Xinyuan Real Estate Co. Ltd.
	Expiration July 2018, Exercise Price $5.00	Interactive Brokers	50,000		5,500
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $73,445)				$46,726

Shares
	SECURITIES SOLD SHORT - (2.3) % *
5,000	iPATH S&P 500 VIX Short-Term Futures ETN				185,000
300	SPDR S&P 500 ETF Trust				81,384
	TOTAL SECURITIES SOLD SHORT (Proceeds $354,304)				$266,384

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LP - Limited Partnership
REIT - Real Estate Investment Trust
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.77% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
* Non-Income producing security
** Interest rate reflects seven-day effective yield on June 30, 2018.
***One contract is equivalent to 100 shares of common stock.
**** Variable Rate as of June 30, 2018.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is out on loan at June 30, 2018. Total loaned securities had a market value of $688,771 at June 30, 2018.
(c) All or a portion of the security is segregated as collateral for securities on loan at June 30, 2018. Total collateral had a market value of $711,793 at June 30, 2018.
(d) Subject to call options written.
(e) Subject to put options written.
(f) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $12,630,305, including options written and securities sold short, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation	$843,413
				Unrealized depreciation	(2,009,870)
				Net unrealized depreciation	$(1,166,457)

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds	$-	$4,607,465	$-	$4,607,465
Municipal Bonds		$891,706		$891,706
Closed-End Funds	4,446,864	-	-	4,446,864
Common Stock (a)	23,651,492	-	-	23,651,492
Real Estate Investment Trusts	7,513,285	-	-	7,513,285
Limited Partnerships	5,413,746	-	-	5,413,746
Preferred Stock	4,333,164	-	-	4,333,164
Investment Purchased as Securities Lending Collateral	1,127,015	-	-	1,127,015
Money Market Fund	928,699	-	-	928,699
Total	$47,414,265	$5,499,171	$-	$52,913,436

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Camelot Premium Return Fund
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$152,030	$13,875	$-	$165,905
Put Options Written	418,126	337,430	-	755,556
Securities Sold Short	1,293,600	-	-	1,293,600
Total	$1,863,756	$351,305	$-	$2,215,061

Camelot Excalibur Small Cap Income Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds	$-	$1,249,813	$-	$1,249,813
Municipal Bonds		$131,750		$131,750
Common Stock (a)	3,875,037	-	-	3,875,037
Real Estate Investment Trusts	2,723,504	-	-	2,723,504
Limited Partnerships	875,745	-	-	875,745
Preferred Stock	2,199,852	-	-	2,199,852
Purchased Options	6,500	-	-	6,500
Exchange Traded Fund	81,384	-	-	81,384
Investment Purchased as Securities Lending Collateral	711,793	-	-	711,793
Total	$10,473,815	$1,381,563	$-	$11,855,378

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$76,670	$1,750	$-	$78,420
Put Options Written	24,176	22,550	-	46,726
Securities Sold Short	266,384	-	-	266,384
Total	$367,230	$24,300	$-	$391,530

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.

(a)All common stock held by the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Option Risk – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2018, the amount of unrealized appreciation on option contracts written subject to equity price risk amounted to $252,569 and $36,070 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. The amount of unrealized appreciation on purchased options, as of June 30, 2018 for the Camelot Excalibur Small Cap Income Fund was $1,377. As of June 30, 2018, the amount of realized gain on option contracts subject to equity price risk amounted to $1,299,906 and $188,000 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Security Loans - The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Short Sales - A "short sale" is a transaction in which the Funds sell a security they do not own but have borrowed in anticipation that the market price of that security will decline. The Funds are obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/28/2018

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/28/2018